UNAUDITED CONDENSED STATEMENT OF CASH FLOWS (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ 3,149,581	$ (623,050)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income earned on Trust assets	(5,511,344)	(399,913)
Changes in operating assets and liabilities:
Prepaid expenses	203,750	252,062
Income taxes payable	1,254,447	0
Deferred income taxes	(115,713)	0
Accrued expenses	224,911	55,953
Net cash used in operating activities	(794,368)	(714,948)
Cash flows from investing activities:
Deposit into Trust Account for extension	(480,000)	0
Withdrawal from Trust Account for Redemption	220,995,813	0
Withdrawal from Trust Account for tax	1,961,465	0
Net cash provided by (used in) investing activities	222,477,278	0
Cash flows from financing activities:
Repayment of Class A common stock subject to possible redemption	(220,995,813)	0
Net cash (used in) provided by financing activities	(220,995,813)	0
Net change in cash	687,097	(714,948)
Cash at beginning of period	1,342,435	2,579,658
Cash at end of period	2,029,532	1,864,710
Non-cash financing activities:
Excise tax on redemption of Class A common stock subject to possible redemption	2,209,958	0
Remeasurement of Class A Common Stock Subject to Possible Redemption	$ 4,763,810	$ 141,596